ACCOUNTING POLICIES (Policies)	12 Months Ended
Mar. 31, 2017
Accounting Policies [Abstract]
Financial Statements Presentation

Financial Statements Presentation:

The accompanying consolidated financial statements of Kyocera Corporation and its subsidiaries have been prepared in conformity with generally accepted accounting principles in the United States of America.

Basis of Consolidation and Accounting for Investments in Affiliated Companies

Basis of Consolidation and Accounting for Investments in Affiliated Companies:

The consolidated financial statements include the accounts of Kyocera Corporation, its subsidiaries in which Kyocera has a controlling financial interest and a variable interest entity for which Kyocera is the primary beneficiary under the Financial Accounting Standard Board (FASB)’s Accounting Standards Codification (ASC) 810, “Consolidation.” All significant inter-company transactions and accounts are eliminated. Investments in 20% to 50% owned companies and an investment in a variable interest entity, for which Kyocera is not the primary beneficiary but has a significant influence to, are accounted for by the equity method, whereby Kyocera includes in net income its equity in the earnings or losses from these companies.

These variable interest entities do not have material impacts on Kyocera’s consolidated results of operations, financial condition and cash flows.

Revenue Recognition

Revenue Recognition:

Kyocera generates revenue principally through the sale of industrial components and telecommunications and information equipment. Kyocera’s operations consist of the following six reporting segments: 1) Fine Ceramic Parts Group, 2) Semiconductor Parts Group, 3) Applied Ceramic Products Group, 4) Electronic Device Group, 5) Telecommunications Equipment Group, 6) Information Equipment Group, and Others.

Kyocera recognizes revenue when persuasive evidence of an arrangement exists, delivery has occurred and title and risk of loss have been transferred to the customer or services have been rendered, the sales price is fixed or determinable and collectability is reasonably assured in accordance with ASC 605, “Revenue Recognition.” Sales to customers in each of the above segments are based on the specific terms and conditions contained in basic contracts with customers and firm customer orders which detail the price, quantity and timing of the transfer of ownership (such as risk of loss and title) of the products.

For most customer orders, the transfer of ownership and revenue recognition occurs at the time of shipment of the products to the customer. For the remainder of customer orders, the transfer of ownership and revenue recognition occurs at the time of receipt of the products by the customer, with the exception of sales of solar power generating systems in the Applied Ceramic Products Group and information equipment in the Information Equipment Group for which sales are made to end users together with installation services. The transfer of ownership and revenue recognition in these cases occur at the completion of installation and customer acceptance, as Kyocera have no further obligations under the contracts and all revenue recognition criteria under ASC 605, “Revenue Recognition,” are met. When Kyocera provides a combination of products and services, the arrangement is evaluated under ASC 605-25, “Multiple-Element Arrangements.”

In addition, in the Information Equipment Group, Kyocera may enter into sales contracts and lease agreements ranging from one to seven years directly with end users. Sales contracts and lease agreements may include installation services and have customer acceptance clauses. For sales and sales-type lease agreements, revenue is recognized at the completion of installation and customer acceptance which usually occurs on the same business day as delivery. For sales-type leases, unearned income (which represents interest) is amortized over the lease term using the effective interest method in accordance with ASC 840, “Leases.”

For all sales in the above segments, product returns are only accepted if the products are determined to be defective. There are no price protections, stock rotation or returns provisions, except for certain programs in the Electronic Device Group as noted below.

Sales Incentives

In the Electronic Device Group, sales to independent electronic component distributors may be subject to various sale programs for which a provision for incentive programs is recorded as a reduction of revenue at the time of sale, as further described below in accordance with ASC 605-50, “Customer Payments and Incentives” and ASC 605-15, “Products.”

(a) Distributor Stock Rotation Program

Stock rotation is a program whereby distributors are allowed to return for credit qualified inventory, semi-annually, equal to a certain percentage of the previous six months net sales. In accordance with ASC 605-15, “Products,” an estimated sales allowance for stock rotation is recorded at the time of sale based on a percentage of distributor sales using historical trends, current pricing and volume information, other market specific information and input from sales, marketing and other key management personnel. These procedures require the exercise of significant judgments. Kyocera believes that these procedures enable Kyocera to make reliable estimates of future returns under the stock rotation program. Kyocera’s actual results have historically approximated its estimates. When the products are returned and verified, the distributor is given credit against their accounts receivables.

(b) Distributor Ship-from-Stock and Debit Program

Ship-from-Stock and Debit (ship and debit) is a program designed to assist distributors in meeting competitive prices in the marketplace on sales to their end customers. Ship and debit programs require a request from the distributor for a pricing adjustment of a specific part for a sale to the distributor’s end customers from the distributor’s stock. Ship and debit authorizations may cover current and future distributor activity for a specific part for a sale to their customers. In accordance with ASC 605, “Revenue Recognition,” at the time Kyocera records the sales to distributors, an allowance for the estimated future distributor activities related to such sales is provided since it is probable that such sales to distributors will result in ship and debit activities. In accordance with ASC 605-15, “Products,” Kyocera records an estimated sales allowance based on sales during the period, credits issued to distributors, distributor inventory levels, historical trends, market conditions, pricing trends noted in direct sales activity with original equipment manufacturers and other customers, and input from sales, marketing and other key management personnel. These procedures require the exercise of significant judgments. Kyocera believes that these procedures enable Kyocera to make reliable estimates of future credits under the ship and debit program. Kyocera’s actual results have historically approximated its estimates.

Sales Rebates

In the case of sales to distributors in the Applied Ceramic Products Group and Information Equipment Group, Kyocera provides cash rebates when predetermined sales targets are achieved during a certain period. Provisions for sales rebates are recorded as a reduction of revenue at the time of revenue recognition based on the best estimate of forecasted sales to each distributor in accordance with ASC 605-50, “Customer Payments and Incentives.”

Sales Returns

Kyocera records an estimated sales returns allowance at the time of sales based on historical return experience.

Products Warranty

For after-service costs to be paid during warranty periods, Kyocera accrues a product warranty liability for claims under warranties relating to the products that have been sold. Kyocera records an estimated product warranty liability based on its historical repair experience with consideration given to the expected level of future warranty costs.

In the Information Equipment Group, Kyocera provides a standard one year manufacturer’s warranty on its products. For sales directly to end users, Kyocera offers extended warranty plans that may be purchased and that are renewable in one year incremental periods at the end of the warranty term. Service revenues are recognized over the term of the related service maintenance contracts in accordance with ASC 605-20, “Services.”

Cash and Cash Equivalents

Cash and Cash Equivalents:

Kyocera considers cash, bank deposits and all highly liquid investments purchased with an original maturity of three months or less to be cash and cash equivalents accounted for under ASC 305, “Cash and Cash Equivalents.”

Translation of Foreign Currencies

Translation of Foreign Currencies:

Assets and liabilities of consolidated foreign subsidiaries and affiliates accounted for by the equity method are translated into Japanese yen at the exchange rates in effect on the respective balance sheet dates. Operating accounts are translated at the average exchange rates for the respective periods accounted for under ASC 830, “Foreign Currency Matters.” Translation adjustments result from the process of translating foreign currency denominated financial statements into Japanese yen. These translation adjustments, which are not included in the determination of net income, are included in other comprehensive income.

Assets and liabilities denominated in foreign currencies are translated at the exchange rates in effect on the respective balance sheet dates, and resulting transaction gains or losses are included in the determination of net income.

Allowances for Doubtful Accounts

Allowances for Doubtful Accounts:

Kyocera maintains allowances for doubtful accounts related to trade notes receivables, trade accounts receivables and finance receivables for estimated losses resulting from customers’ inability to make timely payments, including interest on finance receivables. Kyocera’s estimates are based on various factors, including the length of past due payments, historical experience and current business environments. In circumstances where it is aware of a specific customer’s inability to meet its financial obligations, a specific allowance against these amounts is provided, considering the fair value of assets pledged by the customer as collateral.

Inventories

Inventories:

Inventories are accounted for under ASC 330, “Inventory.” Inventories are stated at the lower of cost and net realizable value. The remaining balance of raw materials to be purchased under the long term purchase agreements are also stated at the lower of cost and net realizable value. For finished goods and work in process, cost is mainly determined by the average method. For raw materials and supplies, cost is mainly determined by the first-in, first-out method. Kyocera recognizes estimated write-down of inventories for excess, slow-moving and obsolete inventories.

Securities

Securities:

Debt and equity securities are accounted for under ASC 320, “Investments—Debt and Equity Securities.” Securities classified as available-for-sale securities are recorded at fair value, with unrealized gains and losses excluded from income and reported in other comprehensive income, net of taxes. Securities classified as held-to-maturity securities are recorded at amortized cost. Non-marketable equity securities are accounted for by the cost method in accordance with ASC 325, “Investments—Other.”

Kyocera evaluates whether the declines in fair value of securities are other-than-temporary. Other-than-temporary declines in fair value are recorded as a realized loss with a new cost basis. This evaluation is based mainly on the duration and the extent to which the fair value is less than cost, and the anticipated recoverability in fair value.

Kyocera also reviews its investments accounted for by the equity method for impairment in accordance with ASC 323, “Investments—Equity Method and Joint Ventures.” Factors considered in assessing whether an indication of other-than-temporary impairment exists include the achievement of business plan objectives and milestones including cash flow projections and the results of planned financing activities, the financial condition and prospects of each investee company, the fair value of the ownership interest relative to the carrying amount of the investment, the period of time during which the fair value of the ownership interest has been below the carrying amount of the investment and other relevant factors. Impairment to be recognized is measured based on the amount by which the carrying amount of the investment exceeds the fair value of the investment. Fair value is determined through the use of various methodologies such as discounted cash flows and comparable valuations of similar companies.

Property, Plant and Equipment and Depreciation

Property, Plant and Equipment and Depreciation:

Property, plant and equipment are accounted for under ASC 360, “Property, Plant, and Equipment.” Kyocera provides for depreciation of buildings, machinery and equipment over their estimated useful lives primarily on the declining balance method. The principal estimated useful lives used for computing depreciation are as follows:

Buildings	2 to 50 years
Machinery and equipment	2 to 20 years

Major renewals and betterments are capitalized as tangible assets and they are depreciated based on estimated useful lives. The costs of minor renewals, maintenance and repairs are charged to expenses in the period incurred. When assets are sold or otherwise disposed of, the gains or losses thereon, computed on the basis of the difference between depreciated costs and proceeds, are credited or charged to income in the year of disposal, and costs and accumulated depreciation are removed from accounts.

Goodwill and Other Intangible Assets

Goodwill and Other Intangible Assets:

Goodwill and other intangible assets are accounted for under ASC 350, “Intangibles—Goodwill and Other.” Goodwill and intangible assets with indefinite useful lives, rather than being amortized, are tested for impairment at least annually, and also following any events and changes in circumstances that might lead to impairment. Intangible assets with definite useful lives are amortized straight line over their respective estimated useful lives to their estimated residual values, and reviewed for impairment which are accounted for under ASC 360, “Property, Plant, and Equipment” whenever events or changes in circumstances indicate that their carrying amount may not be recoverable.

The principal estimated useful lives for intangible assets are as follows:

Customer relationships	3 to 20 years
Software	2 to 15 years
Trademarks	2 to 21 years
Patent rights	2 to 10 years
Non-patent technology	5 to 20 years

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets:

Impairment of long-lived assets which include intangible assets with definite useful lives is accounted for under ASC 360, “Property, Plant, and Equipment.” Kyocera reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that its carrying amount may not be recoverable.

In the case that their carrying amounts are considered unrecoverable and exceed their fair value, its exceeded amount is recognized as the impairment loss. The fair value is determined using the expected discounted cash flows gained from them directly.

Derivative Financial Instruments

Derivative Financial Instruments:

Derivatives are accounted for under ASC 815, “Derivatives and Hedging.” All derivatives are recorded as either assets or liabilities on the balance sheet and measured at fair value. Changes in the fair value of derivatives are charged to income. However, cash flow hedges may qualify for hedge accounting, if the hedging relationship is expected to be highly effective in achieving offsetting cash flows of hedging instruments and hedged items. Under hedge accounting, changes in the fair value of the effective portion of these cash flow hedge derivatives are deferred in accumulated other comprehensive income and charged to income when the underlying transaction being hedged occurs.

Kyocera designates certain foreign currency forward contracts. However, changes in fair value of most of the foreign currency forward contracts are recorded in income without applying hedge accounting as it is expected that such changes will be offset by corresponding gains or losses of the underlying hedged assets and liabilities. Kyocera’s affiliate accounted for by the equity method designates certain interest rate swaps with applying hedge accounting to this transaction.

Kyocera formally documents all relationships between hedging instruments and hedged items, as well as its risk management objective and strategy for undertaking various hedge transactions. This process includes linking all derivatives designated as cash flow hedge to specific assets and liabilities on the balance sheet or forecasted transactions. Kyocera also formally assesses, both at the hedge’s inception and on an ongoing basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting cash flows of hedged items. When it is determined that a derivative is not a highly effective hedge or that it has ceased to be a highly effective hedge, Kyocera discontinues hedge accounting prospectively. When a cash flow hedge is discontinued, the net derivative gains or losses remain in accumulated other comprehensive income, unless it is probable that the forecasted transaction will not occur at which point the derivative gains or losses are reclassified into income immediately.

Commitments and Contingencies

Commitments and Contingencies:

Commitments and contingencies are accounted for under ASC 450, “Contingencies.” Liabilities for loss contingencies are recorded when analysis indicates that it is both probable that a liability has been incurred and the amount of loss can be reasonably estimated. When a range of loss can be estimated, we accrue the most likely amount. In the event that no amount in the range of probable loss is considered most likely, the minimum loss in the range is accrued. Amounts recorded are reviewed periodically and adjusted to reflect additional legal and technical information that becomes available. Legal costs are accrued as incurred.

Stock-Based Compensation

Stock-Based Compensation:

Costs resulting from share-based payment transactions are accounted for under ASC 718, “Compensation—Stock Compensation,” Kyocera recognizes such costs in the consolidated financial statements based on the grant date fair value over the measurement method.

Net Income Attributable to Shareholders of Kyocera Corporation

Net Income Attributable to Shareholders of Kyocera Corporation:

Earnings per share is accounted for under ASC 260, “Earnings Per Share.” Basic earnings per share attributable to shareholders of Kyocera Corporation is computed based on the average number of shares of common stock outstanding during each period, and diluted earnings per share attributable to shareholders of Kyocera Corporation is computed based on the diluted average number of shares of stock outstanding during each period.

Research and Development Expenses and Advertising Expenses

Research and Development Expenses and Advertising Expenses:

Research and development expenses are accounted for under ASC 730, “Research and Development”, and charged to expense as incurred. Advertising expenses are accounted for under ASC 720-35, “Other Expenses—Advertising Costs”, and charged to expense as incurred.

Use of Estimates

Use of Estimates:

The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. However, actual results could differ from those estimates and assumptions.

Recently Adopted Accounting Standards and Recently Issued Accounting Standards

Recently Adopted Accounting Standards:

On April 1, 2016, Kyocera adopted Accounting Standards Update (ASU) No. 2015-02, “Amendments to the Consolidation Analysis.” This accounting standard changes the analysis that a reporting entity must perform to determine whether it should consolidate certain types of legal entities. All legal entities are subject to reevaluation under the revised consolidation model. This accounting standard affects reporting entities that are required to evaluate whether they should consolidate certain legal entities. The adoption of this accounting standard did not have a material impact on Kyocera’s consolidated results of operations, financial condition and cash flows.

On April 1, 2016, Kyocera adopted ASU No. No. 2015-16, “Business Combinations—Simplifying the Accounting for Measurement-Period Adjustments.” This accounting standard eliminates the requirement to retrospectively account for adjustments made to provisional amounts recognized in a business combination. This accounting standard requires the acquirer to record, in the financial statements of the reporting period in which the adjustment amounts are determined, the effect on earnings of changes in depreciation, amortization, or other income effects, if any, as a result of the change to the provisional amounts, calculated as if the accounting had been completed at the acquisition date. The adoption of this accounting standard did not have a material impact on Kyocera’s consolidated results of operations, financial condition and cash flows.

Recently Issued Accounting Standards:

In May 2014, the FASB issued ASU No. 2014-09, “Revenue from Contracts with Customers.” This accounting standard requires an entity to recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. This accounting standard also requires an entity to disclose sufficient information to enable users of financial statements to understand the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers. Qualitative and quantitative information is required about:

1.	Contracts with customers—including revenue and impairments recognized, disaggregation of revenue, and information about contract balances and performance obligations (including the transaction price allocated to the remaining performance obligations)

2.	Significant judgments and changes in judgments—determining the timing of satisfaction of performance obligations (over time or at a point in time), and determining the transaction price and amounts allocated to performance obligations

3.	Assets recognized from the costs to obtain or fulfill a contract.

Furthermore, in August 2015, the FASB issued ASU No. 2015-14, “Revenue from Contracts with Customers—Deferral of the Effective Date.” This accounting standard defers the effective date of ASU No. 2014-09 for all entities by one year. As a result, ASU No. 2014-09 will be effective for annual reporting periods beginning after December 15, 2017, including interim periods within that reporting period. Kyocera is currently in the assessment phase of implementing these standards. Kyocera has reviewed, and is continuing to review, Kyocera’s contracts with customers to identify performance obligations and the associated transaction price and timing of revenue recognition in accordance with ASU 2014-09. As Kyocera continues the analysis of the impact on Kyocera’s consolidated financial statements and related disclosures, Kyocera will evaluate and determine the appropriate adoption methodology. Kyocera has not yet quantified and, accordingly, is evaluating the impact that these accounting standards will have on Kyocera’s consolidated results of operations, financial position and cash flows.

In January 2016, the FASB issued ASU No. 2016-01, “Recognition and Measurement of Financial Assets and Financial Liabilities.” The amendments in this accounting standard address certain aspects of recognition, measurement, presentation, and disclosure of financial instruments. This accounting standard includes the requirement that equity securities be measured at fair value with changes in the fair value recognized through net income. This accounting standard will be effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Kyocera currently has equity securities that will need to be measured at fair value through earnings as opposed to being measured through other comprehensive income when this accounting standard is adopted, therefore, Kyocera is evaluating the impact that this accounting standard will have on Kyocera’s consolidated results of operations, financial position and cash flows.

In February 2016, the FASB issued ASU No. 2016-02, “Leases.” This accounting standard requires a lessee to recognize in the statement of financial position a liability to make lease payments and a right-of-use asset representing its right to use the underlying asset for the lease term. This accounting standard will be effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. Kyocera is currently evaluating the impact that this accounting standard will have on Kyocera’s consolidated results of operations, financial position and cash flows.

In June 2016, the FASB issued ASU No. 2016-13, “Financial Instruments—Credit Losses.” This accounting standard replaces a methodology for recognizing credit losses that delays recognition until it is probable a loss has been incurred in current GAAP with a methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. This accounting standard will be effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. The adoption of this accounting standard is not expected to have a material impact on Kyocera’s consolidated results of operations, financial condition and cash flows.

In August 2016, the FASB issued ASU No. 2016-15, “Statement of Cash Flows—Classification of Certain Cash Receipts and Cash Payments.” This accounting standard provides guidance on the eight specific cash flow classification issues with the objective of reducing the existing diversity in practice. This accounting standard will be effective for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. The adoption of this accounting standard is not expected to have a material impact on Kyocera’s consolidated results of operations, financial condition and cash flows.

In October 2016, the FASB issued ASU No. 2016-16, “Income Taxes—Intra-Entity Transfers of Assets Other Than Inventory.” This accounting standard requires that an entity should recognize the income tax consequences of an intra-entity transfer of an asset other than inventory when the transfer occurs. This accounting standard will be effective for annual reporting periods beginning after December 15, 2017, including interim reporting periods within those annual reporting periods. The adoption of this accounting standard is not expected to have a material impact on Kyocera’s consolidated results of operations, financial condition and cash flows.

In November 2016, the FASB issued ASU No. 2016-18, “Statement of Cash Flows—Restricted Cash.” This accounting standard requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Therefore, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. This accounting standard will be effective for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. The adoption of this accounting standard is not expected to have a material impact on Kyocera’s consolidated results of operations, financial condition and cash flows.

In January 2017, the FASB issued ASU No. 2017-04, “Intangibles—Goodwill and Other—Simplifying the Test for Goodwill Impairment.” This accounting standard eliminated Step 2 which measures a goodwill impairment loss by comparing the implied fair value of a reporting unit’s goodwill with the carrying amount. Instead, this accounting standard requires that an entity should perform goodwill impairment test by comparing the fair value of a reporting unit with its carrying amount. An entity should recognize an impairment charge for the amount by which the carrying amount exceeds the reporting unit’s fair value. This accounting standard will be effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Kyocera is currently evaluating the impact that this accounting standard will have on Kyocera’s consolidated results of operations, financial position.

In March 2017, the FASB issued ASU No. 2017-07, “Compensation—Retirement Benefits—Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost.” This accounting standard requires that an entity disaggregates the service cost component from the other components of net benefit cost and reports the service cost component in the same line item or items as other compensation costs arising from services rendered by the pertinent employees during the period. The other components of net benefit cost are required to be presented in the income statement separately from the service cost component, such as in other income (expenses). This accounting standard also allows only the service cost component to be eligible for capitalization (for example, as a cost of internally manufactured inventory). This accounting standard will be effective for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. Kyocera is currently evaluating the impact that this accounting standard will have on Kyocera’s consolidated results of operations, financial position.

Reclassifications	Reclassifications: Certain reclassifications and changes have been made to the corresponding footnotes to conform to the current presentation.